UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        M.A. Greenwood & Associates, Inc.
Address:     Post Office Box 4278
                   Fayetteville, Arkansas  72702

13F File Number:    28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Mary Ann Greenwood
Title:            President
Phone:          501-521-5353
Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas  August 12, 1999

Report Type (check only one.):
[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of  Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total:     71
Form 13F  Information Table Value Total:   $139,882
List of Other Included Managers:
None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO Hld ADR               COM              000937102      455    20802 SH       SOLE                    16202              4600
AT&T Corp                      COM              001957109     3380    60560 SH       SOLE                    45827             14733
Adaptec                        COM              00651F108      351     9940 SH       SOLE                     7915              2025
Airborne Freight Corp          COM              009266107      525    18950 SH       SOLE                    15800              3150
Alltel Corp.                   COM              020039103      439     6146 SH       SOLE                     5746               400
American Express               COM              025816109     3536    27175 SH       SOLE                    21785              5390
Ameritech Corp                 COM              030954101      415     5648 SH       SOLE                     4148              1500
Associates First Capital       COM              046008108     1782    40374 SH       SOLE                    33792              6582
Baldor Electric                COM              057741100      413    20792 SH       SOLE                    17588              3204
Bell Atlantic                  COM              077853109      280     4288 SH       SOLE                     1888              2400
Black & Decker                 COM              091797100     1131    17915 SH       SOLE                    15115              2800
Boeing Company                 COM              097023105     2725    61928 SH       SOLE                    49459             12469
Bristol Myers Squibb           COM              110122108      463     6580 SH       SOLE                     6080               500
Caterpillar, Inc.              COM              149123101     2633    43880 SH       SOLE                    34855              9025
Chase Manhattan Bank           COM              16161A108     2735    31615 SH       SOLE                    26155              5460
Coca-Cola                      COM              191216100     1674    26999 SH       SOLE                    22129              4870
DaimlerChrysler AG             COM              D1668R123      502     5642 SH       SOLE                     4817               825
Deere & Co                     COM              244199105      846    21600 SH       SOLE                    18500              3100
Delphi Automotive              COM              247126105      282    15223 SH       SOLE                    12001              3222
Diebold, Inc.                  COM              253651103     1417    49290 SH       SOLE                    41190              8100
Disney, (Walt) Co              COM              254687106     2334    75740 SH       SOLE                    61065             14675
DuPont deNemours               COM              263534109     2289    33506 SH       SOLE                    27691              5815
Eastman Kodak                  COM              277461109     1758    25953 SH       SOLE                    19983              5970
Equant ADR                     COM              294409107      484     5125 SH       SOLE                     4175               950
Exxon Corporation              COM              302290101     3436    44551 SH       SOLE                    33353             11198
FDX Corp                       COM              31304N107     3264    60159 SH       SOLE                    49609             10550
Ford Motor Co                  COM              345370100     2100    37205 SH       SOLE                    30730              6475
General Electric               COM              369604103     6468    57241 SH       SOLE                    44898             12343
General Motors                 COM              370442105     1519    23008 SH       SOLE                    18158              4850
Goodyear Tire                  COM              382550101     1157    19680 SH       SOLE                    16355              3325
Halliburton Co                 COM              406216101     1100    24300 SH       SOLE                    20600              3700
Hewlett-Packard                COM              428236103     2883    28689 SH       SOLE                    23074              5615
Hillenbrand Inds               COM              431573104      533    12325 SH       SOLE                     9500              2825
Int'l Business Mach            COM              459200101     6295    48705 SH       SOLE                    39235              9470
Intel Corp                     COM              458140100     4982    83734 SH       SOLE                    68564             15170
International Paper            COM              460146103     1043    20762 SH       SOLE                    17112              3650
Intimate Brands                COM              461156101      353     7450 SH       SOLE                     5700              1750
Ionics, Inc.                   COM              462218108     1203    32970 SH       SOLE                    26850              6120
Johnson & Johnson              COM              478160104     2817    28742 SH       SOLE                    23627              5115
Kinross Gold Corp              COM              496902107       20    12119 SH       SOLE                                      12119
Kroll-O'Gara                   COM              501050108      632    28640 SH       SOLE                    23215              5425
Lucent Technologies            COM              549463107     6430    95353 SH       SOLE                    73989             21364
MCI WorldCom, Inc.             COM              55268B106     1844    21425 SH       SOLE                    17575              3850
Marshall & Ilsley              COM              571834100      322     5000 SH       SOLE                     5000
Matsushita Elec ADR            COM              576879209     1577     7950 SH       SOLE                     6350              1600
McDonalds Corp                 COM              580135101     2645    64312 SH       SOLE                    53522             10790
Medtronic Inc.                 COM              585055106      467     6000 SH       SOLE                     6000
Merck                          COM              589331107     4163    56550 SH       SOLE                    45950             10600
Motorola, Inc.                 COM              620076109     2556    26973 SH       SOLE                    21658              5315
Nabors Industries, Inc         COM              629568106      906    37150 SH       SOLE                    31000              6150
Nike Inc                       COM              654106103     1081    17055 SH       SOLE                    13775              3280
Nokia ADS                      COM              654902204     1488    16250 SH       SOLE                    13750              2500
Pittston Brink's               COM              725701106      310    11600 SH       SOLE                     8775              2825
Procter & Gamble               COM              742718109     3694    41390 SH       SOLE                    34360              7030
Rockwell Internat'l            COM              773903109      390     6425 SH       SOLE                     5325              1100
Royal Dutch Pet ADR            COM              780257804     2701    44830 SH       SOLE                    35550              9280
Royal Phil Elec ADR            COM              500472204     3211    31830 SH       SOLE                    26461              5369
SAP AG ADR                     COM              803054204      595    17195 SH       SOLE                    14195              3000
SBC Communications             COM              78387G103     1413    24362 SH       SOLE                    19762              4600
Schlumberger Inc               COM              806857108     1133    17785 SH       SOLE                    14935              2850
Sony Corp ADR                  COM              835699307     3071    27823 SH       SOLE                    22003              5820
Southwestern Energy            COM              845467109      416    39400 SH       SOLE                                      39400
Texaco Inc                     COM              881694103      753    12069 SH       SOLE                     9965              2104
Titanium Metals                COM              888339108      329    29250 SH       SOLE                    22300              6950
Tyco                           COM              902124106     4720    49816 SH       SOLE                    40171              9645
Tyson Foods Cl A               COM              902494103     6872   305443 SH       SOLE                   150163            155279
USX-U. S. Steel                COM              90337T101      496    18375 SH       SOLE                    14145              4230
Unilever                       COM              904784709      443     6357 SH       SOLE                     5522               835
Union Carbide Corp             COM              905581104      735    15075 SH       SOLE                    12450              2625
United Technologies            COM              913017109     3692    51284 SH       SOLE                    39624             11660
Wal-Mart Stores                COM              931142103     8772   181806 SH       SOLE                   134314             47492